UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-01528

                       Bruce Fund, Inc.
(Exact name of registrant as specified in charter)

20 N. Wacker Drive, Suite 2414     Chicago, IL   60606
(Address of principal executive offices)             (Zip code)

R. Jeffrey Bruce.
Bruce and Co.
20 N. Wacker Drive, Suite 2414
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:  312-236-9160

Date of fiscal year end:          06/30

Date of reporting period:     09/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS
September 30, 2011
(Unaudited)

COMMON STOCKS - (37.5%)

No. of Shares		Fair Value
	Consumer Discretionary (1.5%)
75,000	DIRECTV, Class A (a)	$ 3,168,750
130,000	ICG Group, Inc. (a)	1,197,300
		4,366,050

	Consumer Staples (2.0%)
640,270	Omega Protein Corp. (a)	5,813,652

	Energy (1.2%)
291,255	Admiral Bay Resources, Inc. (a)	27,950
50,000	ATP Oil & Gas Corp. (a)	385,500
156,919	Double Eagle Petroleum Co. (a)	999,574
382,168	SandRidge Energy, Inc. (a)	2,124,854
		3,537,878

	Financials (3.1%)
200,000	Allstate Corp. / The	4,738,000
211,502	GAINSCO, Inc. (a)	1,493,204
45,000	RLI Corp.	2,861,100
		9,092,304

	Health Care (7.8%)
124,500	Abbott Laboratories	6,366,930
934,066	Agenus, Inc. (a)	439,011
631,746	Durect Corp. (a)	1,017,111
572,417	EDAP TMS S.A. (ADR) (a)	1,001,730
130,000	Elan Corp., PLC (ADR) (a)	1,368,900
200,000	Merck & Co., Inc.	6,542,000
350,000	Pfizer, Inc.	6,188,000
		22,923,682

	Industrial (13.4%)
1,985,000	AirBoss of America Corp.	10,000,628
205,000	AMERCO (a)	12,802,250
1,070,073	Astrotech Corp. (a)	663,445
1,402,692	C&D Technologies, Inc. (a)	10,407,975
300,000	Titan International, Inc.	4,500,000
67,987	US Ecology, Inc.	1,051,759
		39,426,057

	Information Technology (1.0%)
15,000	International Business Machines Corp.	2,625,450

	Materials (2.6%)
690,671	Flotek Industries, Inc. (a)	3,225,434
280,000	Kinross Gold Corp.	4,138,400
199,270	Solitario Exploration & Royalty Corp. (a)	342,744
		7,706,578

	Utilities (4.9%)
296,212	Calpine Corp. (a)	4,170,665
20,000	Integrys Energy Group, Inc.	972,400
100,000	NextEra Energy, Inc.	5,402,000
50,000	Pepco Holdings, Inc.	946,000
78,300	UniSource Energy Corp.	2,825,847
		14,316,912

	Total Common Stocks (Cost $118,494,371)	109,808,563

See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS - continued
September 30, 2011
(Unaudited)

CONVERTIBLE PREFERRED STOCKS - (3.3)%

No. of Shares		Fair Value
	Energy (3.1%)
101,000	ATP Oil & Gas Corp, 8.000% (b)	$6,008,490
29,200	SandRidge Energy, Inc., 8.500%	3,036,800
		9,045,290

	Utilities (0.2%)
10,000	AES Trust III, 6.750%	490,000

	Total Convertible Preferred Stocks (Cost $11,162,591)	9,535,290

CORPORATE BONDS (12.7%)

Principal
	Consumer Discretionary (2.9%)
$1,500,000	Land O' Lakes Capital Trust I, 7.450%, 3/15/28 (b)	1,425,000
6,200,000	XM Satellite Radio, Inc., 13.000%, 8/1/13 (b)	6,975,000
		8,400,000

	Energy (4.3%)
7,850,000	ATP Oil & Gas Corp., 11.875%, 5/1/15	5,504,812
2,000,000	Hercules Offshore LLC 10.500%, 10/15/17 (b)	1,900,000
3,000,000	McMoRan Exploration Co., 11.875%, 11/15/14	3,105,000
2,000,000	Whiting Petroleum Corp., 7.000%, 2/1/14	2,140,000
		12,649,812

	Financials (2.0%)
6,000,000	Security Benefits Life Insurance Co., 7.450%, 10/1/33 (b)	6,003,126

	Utilities (3.5%)
4,000,000	Constellation Energy Group, 7.600%, 4/1/32	4,870,312
5,000,000	Mirant Americas Genr., Inc., 9.125%, 5/1/31	4,225,000
1,000,000	ONEOK, Inc., 6.000%, 6/15/35	1,078,877
		10,174,189

	Total Corporate Bonds (Cost $29,698,899)	37,227,127

CONVERTIBLE CORPORATE BONDS (13.8%)

	Consumer Discretionary (1.0%)
2,700,000	Midway Games, Inc., 6.000%, 9/30/25 (a) (c) (d) (e)	67,500
2,500,000	XM Satellite Radio, Inc., 7.000%, 12/1/14 (b)	2,925,000
		2,992,500

	Energy (1.4%)
3,000,000	BPZ Resources, Inc., 6.500%, 3/1/15	2,478,750
2,000,000	Endeavor International Corp., 5.500%, 7/15/16 (b) (e)	1,600,000
		4,078,750

	Health Care (10.1%)
1,000,000	Cell Genesys, Inc., 3.125%, 11/1/11 (c)(e)	950,000
1,705,000	Cell Genesys, Inc., 3.125%, 5/1/13 (c)(e)	1,364,000
5,250,000	Cell Therapeutics, Inc., 5.750%, 12/15/11 (b) (c) (e)	5,118,750
14,887,000	deCODE Genetics, Inc., 3.500%, 4/15/11 (a) (c) (d)	93,044
2,000,000	EDAP TMS S.A., 9.000%, 10/30/12 (c) (e) (f)	1,800,000
1,000,000	Human Genome Sciences, Inc., 2.250%, 10/15/11	1,007,500
500,000	InterMune, Inc., 5.000%, 3/1/15	688,750
3,000,000	Isis Pharmaceuticals, Inc., 2.625%, 2/15/27 (b)	2,677,500
4,060,000	Isis Pharmaceuticals, Inc., 2.625%, 2/15/27	3,623,550
11,675,000	MannKind Corp., 3.750%, 12/15/13	6,683,937
4,000,000	MannKind Corp., 5.750%, 8/15/15 (b)	3,075,000
1,762,892	Oscient Pharmaceuticals Corp., 12.500%, 1/15/11 (a) (c) (d) (e)	88,145
2,000,000	Viropharma, Inc., 2.000%, due 3/15/17	2,405,000
		29,575,176

	Industrials (0.6%)
1,000,000	Titan International, Inc., 5.625%, 1/15/17 (b)	1,755,000

	Utilities (0.7%)
2,000,000	UniSource Energy Corp., 4.500%, 3/1/35	2,165,000

	Total Corporate Convertible Bonds (Cost $56,285,791)	40,566,426

See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS - continued
September 30, 2011
(Unaudited)

U.S. GOVERNMENT BONDS (17.2%)
Principal		Issue	Fair Value
$30,000,000		U.S. Treasury "Strips," 0.000%, 8/15/28	$18,715,980
30,000,000		U.S. Treasury "Strips," 0.000%, 8/15/29	18,059,160
20,000,000		U.S. Treasury "Strips," 0.000%, 2/15/36	9,634,580
10,000,000		U.S. Treasury "Strips," 0.000%, 2/15/41	4,068,400

		Total U.S. Government Bonds (Cost $34,762,064)	50,478,120

U.S. MUNICIPAL BONDS (0.0%)
1,000,000		Indianapolis Airport Authority, 6.500%, 11/15/31 (a) (c) (d)	22,500

		Total U.S. Municipal Bonds (Cost $166,972)	22,500

WARRANTS (0.0%)

No. of Shares
168,000		EDAP TMS S.A., expires 10/30/13 (a) (c) (e)	126,000

		Total Warrants (Cost $0)	126,000

MONEY MARKET (14.8%)

43,457,376		Fidelity Institutional Money Market Treasury Only - Class I, 0.010% (g)	43,457,376

		Total Money Market (Cost $43,457,376)	43,457,376

		Total Investments (Cost $294,028,064) (99.3%)	$291,221,402

		Other assets in excess of liabilities (0.7%)	1,994,815

		TOTAL NET ASSETS (100.00%)	$293,216,217

	(a)	Non-cash income producing security.
	(b)	Private Placement and restricted security under Rule 144A of the Securities Act of 1933.
	(c)	Illiquid Security.
	(d)	In default.
	(e)	This security is currently valued according to the fair value procedures approved by the Board of Directors.
	(f)	Private placement restricted security.
	(g)	Rate disclosed is the seven day yield as of September 30, 2011.
	ADR	American Depositary Receipt
	PLC	Public Liability Company

Tax Related
Gross unrealized appreciation			$41,323,924
Gross unrealized depreciation			(44,302,573)
Net unrealized depreciation			$(2,978,649)

Aggregate cost of securities for income tax purposes			$294,200,051

See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
Related Footnotes to the Schedule of Investments
September 30, 2011 – (Unaudited)

Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value.  Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts (ADR’s), and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds.  These securities will be categorized as Level 1 securities.

BRUCE FUND, INC.
Related Footnotes to the Schedule of Investments - continued
September 30, 2011 – (Unaudited)

Fixed income securities, including convertible preferred stocks, preferred stocks, U.S. government securities, municipal bonds, corporate bonds, and corporate convertible bonds, are valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  These securities will be categorized as Level 3 securities.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  These securities will be classified as Level 2 securities.

The following is a summary of the inputs used to value the Fund’s assets as of September 30, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$109,808,563	$-	$-	$109,808,563

Convertible Preferred Stocks	-	9,535,290	-	9,535,290

Corporate Bonds	-	37,227,127	-	37,227,127

Corporate Convertible Bonds	-	29,578,031	10,988,395	40,566,426
		-
U.S. Government Bonds	-	50,478,120	-	50,478,120

U.S. Municipal Bonds	-	22,500	-	22,500

Warrants	-	-	126,000	126,000

Money Market	43,457,376	-	-	43,457,376

Total	$153,265,939	$126,841,068	$11,114,395	$291,221,402
*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any securities during the reporting period which transferred between Levels 1 and 2.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

•	Last sales price
•	Price given by pricing service
•	Last quoted bid & asked price
•	Third party bid & asked price
•	Indicated opening range

BRUCE FUND, INC.
Related Footnotes to the Schedule of Investments - continued
September 30, 2011 – (Unaudited)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as of June 30, 2011	Amortization/ Accretion	Change in unrealized appreciation	Purchases	Transfer in Level 3*(a)	Transfers out of Level 3* (b)	Balance as of September 30, 2011

Convertible Corporate Bonds	$7,635,645	$102,101	$152,891	$1,686,870	$1,410,888	$-	$10,988,395

Warrants	126,000	-	-	-	-	-	126,000

Rights	20,000	-	-	-	-	(20,000)	-

Total	$7,781,645	$102,101	$152,891	$1,686,870	$1,410,888	$(20,000)	$11,114,395
* The amount of transfers in and/or out are reflected at the securities' fair value on the date of the transfer.

(a) Transfer in relate primary to securities for which observable inputs became unavailable during the period. Therefore, the securities were valued at fair value by the Adviser, in conformity with guidelines adopted by and subject to review by the Board, and are categorized as Level 3 inputs as of September 30, 2011.

(b) Transfer out relate primary to securities for which observable inputs became available during the period, and as of
September 30, 2011, the Fund was able to obtain quotes from its pricing service. These quotes represent Level 2 inputs, which is the level of the fair value hierarchy in which these securities are included as of September 30, 2011.

The total change in unrealized appreciation attributable to Level 3 investments still held at September 30, 2011 was $152,891 as shown below:

Total Change in Unrealized Appreciation

Convertible Corporate Bonds	$152,891

Warrants	-

Rights	-

Total	$152,891

BRUCE FUND, INC.
Related Footnotes to the Schedule of Investments - continued
September 30, 2011 – (Unaudited)

Restricted Securities- The Fund has acquired several securities, the sale of which is restricted, through private placement.  At September 30, 2011, the aggregate market value of such securities listed below amounted to $41,262,866 or 14% of the Fund’s net assets.  79% of the restricted securities are valued using quoted market prices, while the other 21% are valued according to fair value procedures approved by the Board of Directors.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.  The chart below shows the restricted securities held by the Fund as of September 30, 2011.

New Accounting Pronouncements - In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements” (“ASU 2011-03”).  The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.  Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets.  ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment.  This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011.  At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”).  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”).  ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.  In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q, disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   Bruce Fund, Inc.

By:           /s/ Robert B. Bruce
                Robert B. Bruce, President

Date:      11-2-11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Robert B. Bruce
Robert B. Bruce, President

Date:     11/2/11

By:           /s/ R. Jeffrey Bruce
R. Jeffrey Bruce, Principal Accounting Officer

Date:    11/2/11

.